OTHER FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31
(in thousands of $)	2014	2013	2012
Net increase/(decrease) in fair value of non-designated derivatives	(7,636)	7,726	6,493
Net cash payments on non-designated derivatives	(7,196)	(2,653)	(179)
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	(63)	224	1,466
Other items	(1,337)	(3,294)	(1,904)
Total other financial items	(16,232)	2,003	5,876